Schedule of Investments PIMCO Flexible Municipal Income Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.4% ¤
CORPORATE BONDS & NOTES 2.2%
BANKING & FINANCE 1.5%
Barclays PLC 8.000% due 06/15/2024 •**(g)	$800	$888
BNP Paribas S.A. 7.000% due 08/16/2028 •(g)	1,300	1,507
Credit Agricole S.A. 7.875% due 01/23/2024 •**(g)	800	900
Credit Suisse Group AG 7.250% due 09/12/2025 •**(g)	800	868
ING Groep NV 5.750% due 11/16/2026 •**(g)	900	982
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (d)	12,000	3,446
UBS Group AG 7.000% due 02/19/2025 •**(g)	930	1,063
VM Fund LLC 8.625% due 02/28/2031 «	2,000	1,930

		11,584

INDUSTRIALS 0.7%
CAN Community Health, Inc. 8.500% due 03/01/2028	3,000	3,157
Tower Health 4.451% due 02/01/2050	3,000	2,498

		5,655

Total Corporate Bonds & Notes (Cost $17,211)		17,239

MUNICIPAL BONDS & NOTES 108.5%
ALABAMA 1.9%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051 (a)	3,500	4,266
Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020 6.000% due 07/01/2045	1,000	1,021
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 6.750% due 10/01/2046	1,000	1,013
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
7.750% due 10/01/2046	1,000	1,016
7.900% due 10/01/2050	5,250	5,337
Montgomery, Alabama General Obligation Bonds, Series 2021
4.000% due 12/01/2038	900	1,079
4.000% due 12/01/2040	800	953
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	500	521

		15,206

ARIZONA 1.9%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2039	1,615	1,392
4.500% due 01/01/2049	1,000	938
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	1,030	1,119
Arizona Industrial Development Authority Revenue Notes, Series 2020
4.000% due 07/01/2022	345	343
6.250% due 07/01/2024	1,700	1,751
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049	1,500	1,592
Maricopa County, Arizona School District No 83-Cartwright Elementary Revenue Bonds, Series 2020 4.000% due 10/01/2044	3,000	3,492
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	3,000	4,169

		14,796

ARKANSAS 0.3%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	2,445	2,658

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2021 (Unaudited)

CALIFORNIA 14.0%
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	1,500	1,658
California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	3,000	3,356
5.000% due 08/01/2049	1,000	1,127
California Community Housing Agency Revenue Bonds, Series 2020 5.000% due 08/01/2050	750	855
California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 08/01/2047	2,500	2,592
4.000% due 02/01/2056	1,500	1,586
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (d)	5,200	1,006
California Health Facilities Financing Authority Revenue Bonds, Series 2011 3.000% due 03/01/2041	1,640	1,730
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 0.750% due 12/01/2050 ~	1,750	1,765
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016 5.000% due 07/01/2026	2,000	2,270
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,000	1,107
California Municipal Finance Authority Revenue Bonds, Series 2021 5.000% due 12/01/2046	1,000	1,098
California Municipal Finance Authority Revenue Notes, Series 2019 4.000% due 07/15/2029	2,250	2,552
California Municipal Finance Authority Revenue Notes, Series 2021 3.637% due 07/01/2030	1,500	1,471
California Pollution Control Financing Authority Revenue Bonds, Series 2019
7.500% due 12/01/2039	2,500	763
7.500% due 12/01/2040	500	508
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,500	1,712
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2011 0.030% due 10/01/2046	11,975	11,975
California State General Obligation Bonds, Series 2003 0.030% due 05/01/2033	13,000	13,000
California Statewide Communities Development Authority Revenue Bonds, Series 2008 0.040% due 08/15/2047	5,000	5,000
California Statewide Communities Development Authority Revenue Bonds, Series 2018 5.500% due 12/01/2058	2,500	2,939
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
4.000% due 08/01/2056	3,000	3,182
4.000% due 10/01/2056 (a)	2,000	2,092
Firebaugh, California Revenue Notes, Series 2019 2.050% due 08/01/2029	1,730	1,688
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	2,000	2,262
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	4,595	4,735
Los Angeles Department of Airports, California Revenue Bonds, Series 2019 4.000% due 05/15/2049	4,430	4,954
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2039	1,000	1,272
Modesto, California Water Revenue Certificates of Participation Bonds, (AGC Insured), Series 2008 0.020% due 10/01/2036	2,000	2,000
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	2,500	2,767
Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2033	515	578
4.000% due 09/01/2035	600	671
Santa Clara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 07/01/2048	1,000	1,133
Southern California Public Power Authority Revenue Bonds, Series 2020 0.040% due 07/01/2036	13,000	13,000
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (d)	5,000	1,190
4.000% due 06/01/2049	1,750	1,974
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (d)	1,000	189
5.000% due 06/01/2031	500	650
5.000% due 06/01/2032	1,000	1,293
5.000% due 06/01/2048	1,000	1,201
University of California Revenue Bonds, Series 2021 4.000% due 05/15/2051	3,000	3,517

		110,418

COLORADO 0.8%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,000	1,105
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2016 5.750% due 12/01/2036	1,000	1,045
Pueblo Urban Renewal Authority, Colorado Tax Allocation Bonds, Series 2021 4.750% due 12/01/2045	1,000	1,066

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2021 (Unaudited)

Pueblo Urban Renewal Authority, Colorado Tax Allocation Notes, Series 2021 0.000% due 12/01/2025 (d)	250	202
Regional Transportation District, Colorado Revenue Bonds, Series 2020 4.000% due 07/15/2040	1,300	1,622
Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021 5.000% due 12/01/2051	500	539
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2040	1,000	1,101

		6,680

CONNECTICUT 2.4%
Connecticut Housing Finance Authority Revenue Bonds, Series 2020 0.050% due 05/15/2050	2,500	2,500
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
4.000% due 05/01/2039	1,350	1,558
5.000% due 05/01/2035	1,500	1,915
Connecticut State General Obligation Bonds, Series 2019 5.000% due 04/15/2039	1,000	1,243
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2010 0.250% due 07/01/2049	5,000	4,956
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	5,065	5,504
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	1,000	1,091

		18,767

DELAWARE 0.6%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	4,500	4,484

FLORIDA 3.9%
Capital Projects Finance Authority, Florida Revenue Bonds, Series 2020
5.000% due 10/01/2031	1,500	1,825
5.000% due 10/01/2032	1,350	1,636
Capital Projects Finance Authority, Florida Revenue Notes, Series 2020 5.000% due 10/01/2030	1,600	1,960
Capital Trust Agency Inc, Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033	500	272
5.000% due 07/01/2043	250	100
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018 5.250% due 07/01/2048	250	100
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 0.000% due 01/01/2035 (d)	2,950	1,329
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	1,000	1,235
Florida Development Finance Corp. Revenue Bonds, Series 2019
6.250% due 01/01/2049	1,000	985
6.500% due 01/01/2049	2,105	2,033
7.375% due 01/01/2049	4,000	3,945
JEA Electric System, Florida Revenue Bonds, Series 2008 0.050% due 10/01/2034	2,845	2,845
JEA Water & Sewer System, Florida Revenue Bonds, Series 2008 0.060% due 10/01/2038	3,000	3,000
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,181
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	1,000	1,142
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2034 (d)	1,850	1,267
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033	2,130	2,251
Seminole County, Florida Industrial Development Authority Revenue Bonds, Series 2019 5.750% due 11/15/2054	1,000	984
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2042 (d)	1,000	478
0.000% due 09/01/2045 (d)	1,850	774
4.000% due 07/01/2039	1,200	1,376

		30,718

GEORGIA 2.6%
Atlanta Department of Airport Passenger Facility Charge, Georgia Revenue Bonds, Series 2019 4.000% due 07/01/2040	4,000	4,538
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040	400	255
Burke County, Georgia Development Authority Revenue Bonds, Series 2013 2.925% due 11/01/2053	1,000	1,066
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	1,500	1,665
Clayton County, Georgia Development Authority Revenue Bonds, Series 2009 8.750% due 06/01/2029	2,800	2,818
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,000	1,020

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2021 (Unaudited)

George L Smith II Congress Center Authority, Georgia Revenue Bonds, Series 2021 4.000% due 01/01/2054 (a)	1,810	2,012
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	880	954
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018 0.907% (0.67*US0001M + 0.830%) due 08/01/2048 ~	1,000	1,008
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,750	2,018
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
4.000% due 01/01/2049	2,000	2,218
5.000% due 01/01/2048	1,000	1,182

		20,754

GUAM 0.3%
Guam Department of Education Certificates of Participation Notes, Series 2020
3.625% due 02/01/2025	1,000	1,037
4.250% due 02/01/2030	1,500	1,581

		2,618

ILLINOIS 13.1%
Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC Insured), Series 1998 0.000% due 12/01/2028 (d)	1,245	1,061
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	2,000	2,209
Chicago Board of Education, Illinois General Obligation Bonds, Series 2021
5.000% due 12/01/2031	3,250	4,026
5.000% due 12/01/2037	2,500	3,035
Chicago Board of Education, Illinois General Obligation Notes, Series 2019 0.000% due 12/01/2026 (d)	1,000	895
Chicago Board of Education, Illinois General Obligation Notes, Series 2021
5.000% due 12/01/2022	500	535
5.000% due 12/01/2030	2,500	3,112
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2052	1,000	1,168
Chicago Park District, Illinois General Obligation Bonds, Series 2011 5.000% due 01/01/2026	1,280	1,317
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2034	1,200	1,366
Chicago Transit Authority, Illinois Revenue Bonds, Series 2020
3.912% due 12/01/2040	1,000	1,063
4.000% due 12/01/2050	1,000	1,113
Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 1999 0.000% due 01/01/2027 (d)	1,000	896
Chicago, Illinois General Obligation Bonds, Series 2002 5.000% due 01/01/2024	1,915	2,107
Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022	515	528
Chicago, Illinois General Obligation Bonds, Series 2011 7.781% due 01/01/2035	3,475	4,578
Chicago, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2027	1,700	1,855
5.000% due 01/01/2036	1,000	1,076
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	2,000	2,408
Chicago, Illinois General Obligation Bonds, Series 2019
5.000% due 01/01/2039	1,000	1,176
5.500% due 01/01/2049	500	598
Chicago, Illinois General Obligation Bonds, Series 2020 5.000% due 01/01/2031	1,000	1,226
Chicago, Illinois Waterworks Revenue Bonds, Series 2012 5.000% due 11/01/2042	1,000	1,061
Chicago, Illinois Waterworks Revenue Bonds, Series 2014 4.000% due 11/01/2032	50	55
Cook County, Illinois General Obligation Bonds, Series 2021 5.000% due 11/15/2032	1,200	1,554
Illinois Finance Authority Revenue Bonds, Series 2008
0.080% due 11/01/2038	2,000	2,000
4.000% due 11/01/2030	2,000	2,249
Illinois Finance Authority Revenue Bonds, Series 2017 5.125% due 02/15/2045 ^(b)	250	180
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2049	2,100	2,306
Illinois Finance Authority Revenue Bonds, Series 2020
0.060% due 08/15/2049	8,000	8,000
4.000% due 08/15/2040	1,750	2,046
4.750% due 10/15/2040	800	840
Illinois Finance Authority Revenue Bonds, Series 2021 4.000% due 05/01/2050	2,290	2,525
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	1,105	1,373
Illinois State General Obligation Bonds, Series 2014 5.250% due 02/01/2029	950	1,043
Illinois State General Obligation Bonds, Series 2020 4.000% due 10/01/2034	3,400	3,829

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2021 (Unaudited)

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2022	3,000	3,198
5.000% due 11/01/2027	3,530	4,208
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	1,500	1,653
Illinois State General Obligation Notes, Series 2020
5.375% due 05/01/2023	1,250	1,367
5.500% due 05/01/2030	1,000	1,278
Illinois State General Obligation Notes, Series 2021 5.000% due 03/01/2028	1,000	1,204
Illinois State Revenue Bonds, Series 2011 5.000% due 06/15/2029	1,000	1,006
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,215	3,477
Illinois State Revenue Bonds, Series 2018 4.750% due 06/15/2043	3,000	3,418
Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2022	3,000	3,141
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	3,000	3,731
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2034 (d)	1,000	709
0.000% due 06/15/2035 (d)	2,000	1,366
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	2,000	2,630
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 2.957% due 01/01/2032	2,000	2,062
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	2,000	2,467

		103,324

INDIANA 1.1%
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	1,000	1,039
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	7,000	6,529
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 5.000% due 11/15/2046	1,000	1,201

		8,769

IOWA 0.5%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 0.158% due 08/15/2032	4,000	3,870

KENTUCKY 1.3%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016 6.000% due 11/15/2036	685	661
Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 04/01/2048	2,000	2,193
4.000% due 01/01/2049	2,500	2,767
Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2035	1,000	1,150
4.000% due 11/01/2036	1,000	1,148
Owen County, Kentucky Revenue Bonds, Series 2019 2.450% due 06/01/2039	2,000	2,123

		10,042

LOUISIANA 1.2%
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 0.000% due 10/01/2029 (f)	305	311
Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	300	382
6.350% due 10/01/2040	2,200	2,800
Parish of St James, Louisiana Revenue Bonds, Series 2011 5.850% due 08/01/2041	2,500	2,825
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	2,750	2,829

		9,147

MAINE 0.2%
Finance Authority of Maine Revenue Bonds, Series 2019 5.250% due 06/15/2034 ^(b)	500	275
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,000	1,042

		1,317

MARYLAND 1.8%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,080	1,272

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2021 (Unaudited)

Maryland Economic Development Corp. Revenue Bonds, Series 2020 4.000% due 07/01/2040	1,000	1,104
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020 4.000% due 09/01/2040	1,000	1,105
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2037	225	255
4.000% due 06/01/2038	500	565
4.000% due 06/01/2040	500	560
Maryland State Transportation Authority Revenue Bonds, Series 2021 5.000% due 07/01/2046 (a)	7,000	9,051

		13,912

MASSACHUSETTS 1.0%
Massachusetts Development Finance Agency Revenue Bonds, Series 2021
4.000% due 07/01/2046	1,000	1,149
5.000% due 07/01/2032	250	328
Massachusetts Development Finance Agency Revenue Notes, Series 2021 5.000% due 07/01/2030	150	196
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 1997 0.070% due 07/01/2027	4,000	4,000
Massachusetts School Building Authority Revenue Bonds, Series 2019 5.000% due 02/15/2044	1,500	1,849

		7,522

MICHIGAN 0.7%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	500	619
Detroit, Michigan General Obligation Notes, Series 2021
1.817% due 04/01/2022	750	750
2.189% due 04/01/2024	400	399
Michigan Finance Authority Revenue Bonds, Series 2020 0.000% due 06/01/2045 (d)	5,000	1,308
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (d)	12,000	1,478
0.000% due 06/01/2058 (d)	25,000	1,240

		5,794

MINNESOTA 0.1%
St Paul Park, Minnesota Revenue Bonds, Series 2018 5.000% due 05/01/2053	1,000	1,065

MISSOURI 1.9%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2021 4.000% due 07/01/2046 (h)	10,750	12,442
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2049	1,000	1,131
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2020 4.000% due 03/01/2039	1,000	1,142

		14,715

NEW HAMPSHIRE 0.8%
New Hampshire Business Finance Authority Revenue Bonds, Series 2021 4.000% due 01/01/2041	2,250	2,473
New Hampshire Business Finance Authority Revenue Notes, Series 2019 2.150% due 09/01/2025	1,000	1,046
New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2030	280	316
4.000% due 01/01/2031	295	331
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2020 5.000% due 08/01/2059	1,000	1,502
New Hampshire Health and Education Facilities Authority Act Revenue Notes, Series 2017 4.125% due 07/01/2024	1,035	673

		6,341

NEW JERSEY 6.2%
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	1,020	1,130
New Jersey Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/15/2023	500	524
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2038	1,000	1,137
New Jersey Economic Development Authority Revenue Notes, Series 2017 5.000% due 06/15/2027	1,450	1,778
New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2026	8,250	9,950
5.250% due 09/01/2027	3,000	3,687
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2009 0.050% due 07/01/2043	13,200	13,200

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2021 (Unaudited)

New Jersey State General Obligation Notes, Series 2020 4.000% due 06/01/2030	2,000	2,425
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009 0.000% due 12/15/2034 (d)	3,000	2,119
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (d)	2,000	1,513
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2039	1,000	1,135
New Jersey Turnpike Authority Revenue Bonds, Series 2021 4.000% due 01/01/2042	2,500	2,920
New Jersey Turnpike Authority Revenue Notes, Series 2020 5.000% due 01/01/2028	2,000	2,431
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	3,470	4,034
5.250% due 06/01/2046	1,000	1,196

		49,179

NEW YORK 12.8%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	2,350	2,662
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2020 5.000% due 07/01/2040	500	591
Huntington Local Development Corp., New York Revenue Notes, Series 2021 3.000% due 07/01/2025	1,725	1,729
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 0.623% (0.67*US0001M + 0.550%) due 11/01/2041 ~	1,000	996
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.897% (0.67* US0001M + 0.820%) due 11/01/2026 ~	1,725	1,724
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.000% due 11/15/2029	2,230	2,652
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 5.000% due 11/15/2031	1,500	1,823
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020 4.000% due 11/15/2049	1,250	1,385
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020
4.000% due 02/01/2022	3,505	3,600
5.000% due 02/01/2023	1,030	1,108
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 5.000% due 12/01/2034	1,160	1,477
Monroe County Industrial Development Corp., New York Revenue Notes, Series 2020 5.000% due 12/01/2029	1,100	1,409
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	1,000	1,094
New York City Housing Development Corp. Revenue Bonds, Series 2014 4.500% due 02/15/2048	1,000	1,041
New York City Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006 2.280% due 03/01/2026	3,000	3,083
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2028	1,350	1,683
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.000% due 11/01/2037	1,000	1,165
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021 5.000% due 11/01/2031 (a)	5,000	6,642
New York County, New York Tobacco Trust V Revenue Bonds, Series 2005
0.000% due 06/01/2055 (d)	26,000	2,554
0.000% due 06/01/2060 (d)	90,000	4,145
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	3,000	4,223
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	4,000	4,369
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	1,500	1,783
New York State Dormitory Authority Revenue Notes, Series 2021 5.000% due 03/15/2029	7,000	9,042
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	3,000	3,487
New York State Environmental Facilities Corp. Revenue Bonds, Series 2020 2.750% due 09/01/2050	1,000	1,031
New York State Urban Development Corp. Revenue Bonds, Series 2019 5.000% due 03/15/2042	1,000	1,227
New York State Urban Development Corp. Revenue Notes, Series 2020 5.000% due 03/15/2030	3,000	3,910
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	1,580	1,904
5.000% due 01/01/2036	500	593
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	1,500	1,716
5.000% due 10/01/2040	1,500	1,841
5.250% due 08/01/2031	3,000	3,649
New York Transportation Development Corp. Revenue Bonds, Series 2021 4.000% due 10/31/2041	2,250	2,551
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2025	2,000	2,277
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	1,500	1,743

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2021 (Unaudited)

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2049	1,325	1,515
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.125% due 11/01/2041	1,015	1,027
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2008 0.000% due 06/01/2048 (d)	16,730	1,820
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	2,750	2,767
Troy Capital Resource Corp., New York Revenue Bonds, Series 2020 5.000% due 09/01/2035	1,000	1,267
TSASC Inc, New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	1,250	1,363
TSASC Inc, New York Revenue Notes, Series 2017 5.000% due 06/01/2022	1,790	1,885
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2019 5.000% due 10/15/2054	930	1,036

		100,589

NORTH CAROLINA 3.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2004 0.040% due 11/01/2034	11,000	11,000
North Carolina Medical Care Commission Revenue Bonds, Series 2020 4.000% due 11/01/2052 (h)	10,800	12,270
North Carolina Turnpike Authority Revenue Bonds, Series 2019 4.000% due 01/01/2055	1,000	1,112

		24,382

OHIO 4.4%
Adams County, Ohio Revenue Bonds, Series 2019 6.900% due 10/01/2049	2,500	2,533
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (d)	25,000	3,784
3.000% due 06/01/2048	2,500	2,534
4.000% due 06/01/2048	2,500	2,790
5.000% due 06/01/2055	8,215	9,262
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019 5.000% due 12/01/2044	1,000	1,155
Montgomery County, Ohio Revenue Bonds, Series 2018 6.250% due 04/01/2049	3,185	1,508
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	1,000	1,041
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	1,000	1,055
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,550	1,706
Ohio Air Quality Development Authority Revenue Notes, Series 2019 3.250% due 09/01/2029	2,000	2,125
Ohio State Revenue Bonds, Series 2020
5.000% due 11/15/2032	1,040	1,322
5.000% due 11/15/2034	1,720	2,167
Southern Ohio Port Authority Revenue Notes, Series 2020 6.250% due 12/01/2025	1,500	1,628

		34,610

OKLAHOMA 0.4%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2035	1,000	1,079
Oklahoma Development Finance Authority Revenue Notes, Series 2020 1.625% due 07/06/2023	2,000	2,010

		3,089

OREGON 1.8%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2008 0.050% due 06/01/2037	3,785	3,785
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2020 5.375% due 11/15/2055	750	805
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2045 (h)	5,000	5,783
Oregon State Business Development Commission Revenue Bonds, Series 2017 6.500% due 04/01/2031 ^(b)	400	128
Oregon State Business Development Commission Revenue Bonds, Series 2018 6.500% due 04/01/2031 ^(b)	2,000	640
Oregon State Business Development Commission Revenue Bonds, Series 2020 0.000% due 04/01/2037 ^(b)(f)	1,750	559
Salem-Keizer School District No 24J, Oregon General Obligation Bonds, Series 2020 5.000% due 06/15/2033	2,200	2,845

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2021 (Unaudited)

		14,545

PENNSYLVANIA 4.8%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2050	2,000	1,839
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	2,000	2,286
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050 (h)	10,000	11,357
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,000	2,141
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 5.000% due 10/15/2031 (a)	1,400	1,875
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2015 5.000% due 12/31/2022	1,000	1,079
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 09/01/2045	1,000	1,117
Pennsylvania Turnpike Commission Revenue Bonds, Series 2020 0.050% due 12/01/2050	9,000	9,000
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
4.000% due 12/01/2041 (a)	2,000	2,351
4.000% due 12/01/2044	4,000	4,618
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	500	531

		38,194

PUERTO RICO 6.7%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2001 5.125% due 07/01/2031 ^(b)	1,500	1,316
Commonwealth of Puerto Rico General Obligation Bonds, Series 2003 5.000% due 07/01/2033 ^(b)	1,425	1,249
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008 5.500% due 07/01/2032 ^(b)	4,000	3,495
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)	2,500	2,025
5.500% due 07/01/2039 ^(b)	6,000	5,040
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040 ^(b)	6,725	5,666
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2012 5.250% due 07/01/2042	1,000	1,055
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds, Series 2008 6.150% due 07/01/2038 ^(b)	1,000	145
Puerto Rico Convention Center District Authority Revenue Bonds, (AGC Insured), Series 2006 4.500% due 07/01/2036	1,500	1,527
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
5.250% due 07/01/2022 ^(b)	600	546
5.250% due 07/01/2023 ^(b)	3,540	3,221
5.250% due 07/01/2027 ^(b)	500	455
5.250% due 07/01/2030 ^(b)	300	273
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012 5.000% due 07/01/2029 ^(b)	335	304
Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011 6.000% due 07/01/2041 ^(b)	3,500	3,413
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (d)	30,839	6,826
4.750% due 07/01/2053	1,000	1,089
5.000% due 07/01/2058	7,100	7,836
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	750	804
4.550% due 07/01/2040	1,450	1,575
4.784% due 07/01/2058	4,490	4,870

		52,730

RHODE ISLAND 0.6%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (d)	1,700	274
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2040	4,000	4,477

		4,751

SOUTH CAROLINA 1.3%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
4.000% due 12/01/2044 (h)	5,000	5,737
5.000% due 12/01/2046	2,000	2,490
South Carolina Public Service Authority Revenue Bonds, Series 2013 5.784% due 12/01/2041	1,000	1,301
South Carolina State Housing Finance & Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2014 3.800% due 07/01/2034	820	843

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2021 (Unaudited)

		10,371

TENNESSEE 4.2%
Franklin Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2017 6.500% due 06/01/2027 ^(b)	2,620	786
Knoxville, Tennessee Wastewater System Revenue Bonds, Series 2021 4.000% due 04/01/2036 (a)	7,000	8,761
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.500% due 07/01/2037	570	568
5.625% due 01/01/2046	500	500
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, (AGM Insured), Series 2008 0.070% due 06/01/2042	16,000	16,000
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	2,250	2,212
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2017 4.000% due 05/01/2048	1,000	1,069
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2018 4.000% due 11/01/2049	2,500	2,837

		32,733

TEXAS 3.5%
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039	1,000	1,069
9.000% due 03/01/2039	2,600	2,997
Central Texas Regional Mobility Authority Revenue Bonds, Series 2021 5.000% due 01/01/2046 (a)	1,000	1,245
Central Texas Regional Mobility Authority Revenue Notes, Series 2021 5.000% due 01/01/2027 (a)	1,000	1,181
Central Texas Turnpike System Revenue Bonds, Series 2015 5.000% due 08/15/2042	1,000	1,109
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2014 5.250% due 11/01/2026	1,000	1,122
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	3,000	3,462
Houston, Texas Airport System Revenue Notes, Series 2020 5.000% due 07/15/2027	2,500	2,936
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019 5.000% due 12/01/2054	250	269
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Notes, Series 2016
4.000% due 07/01/2021	610	608
4.000% due 07/01/2022	1,160	1,153
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	250	259
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2019 1.750% due 12/01/2045	1,500	1,545
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds, Series 2021 5.000% due 12/15/2032	1,500	1,985
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006 1.573% due 12/15/2026 ~	3,000	2,983
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 12/31/2033	3,000	3,771

		27,694

UTAH 0.4%
Utah County, Utah Revenue Bonds, Series 2002 0.050% due 05/15/2035	3,515	3,515

VIRGINIA 0.6%
Amelia County, Virginia Industrial Development Authority Revenue Bonds, Series 2002 3.000% due 04/01/2027	1,000	1,000
Virginia Small Business Financing Authority Revenue Bonds, Series 2017 5.000% due 12/31/2052	3,000	3,483

		4,483

WASHINGTON 1.4%
Washington Health Care Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	3,000	3,331
5.000% due 08/01/2049	2,000	2,311
Washington State General Obligation Bonds, Series 2021 5.000% due 02/01/2042	2,500	3,252
Washington State Housing Finance Commission Revenue Bonds, Series 2008 0.060% due 10/01/2029	2,095	2,095

		10,989

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (d)	20,100	2,115
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	2,000	2,034

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2021 (Unaudited)

West Virginia Economic Development Authority Revenue Bonds, Series 2021 4.125% due 07/01/2045	500	512

		4,661

WISCONSIN 3.3%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.000% due 06/01/2037	2,000	1,995
6.750% due 08/01/2031	7,000	7,834
7.000% due 01/01/2050	1,000	926
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048	2,000	1,637
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	1,500	1,552
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
5.000% due 01/01/2055	1,000	1,101
5.250% due 03/01/2055	1,500	1,642
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
5.000% due 07/01/2037	500	622
5.000% due 07/01/2039	500	618
5.000% due 07/01/2041	500	615
5.625% due 06/01/2050 (a)	2,015	1,982
Public Finance Authority, Wisconsin Revenue Notes, Series 2017 6.250% due 08/01/2027	1,500	1,633
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2037 (d)	3,200	1,998
0.000% due 12/15/2039 (d)	3,250	1,864

		26,019

Total Municipal Bonds & Notes (Cost $817,868)		855,451

	SHARES
MUTUAL FUNDS 1.1%
BlackRock MuniHoldings California Quality Fund, Inc.	44,466	669
BlackRock MuniHoldings Fund, Inc.	16,640	266
BlackRock MuniYield California Fund, Inc.	21,277	314
BlackRock MuniYield California Quality Fund, Inc.	29,451	434
BlackRock New York Municipal Income Trust	40,759	631
Nuveen California Quality Municipal Income Fund	154,979	2,303
Nuveen Municipal Credit Income Fund	150,880	2,438
Nuveen Quality Municipal Income Fund	126,312	1,912

Total Mutual Funds (Cost $8,009)		8,967

PREFERRED SECURITIES 1.7%
BANKING & FINANCE 1.7%
Bank of America Corp. 5.875% due 03/15/2028 •(g)	1,040,000	1,135
Charles Schwab Corp.
4.000% due 06/01/2026 •(g)	1,500,000	1,526
4.000% due 12/01/2030 •(g)	2,400,000	2,362
5.000% due 12/01/2027 •(g)	1,000,000	1,037
Citigroup, Inc. 5.000% due 09/12/2024 •(g)	1,000,000	1,033
JPMorgan Chase & Co.
5.000% due 08/01/2024 •(g)	800,000	828
6.100% due 10/01/2024 •(g)	1,000,000	1,079
SVB Financial Group 4.100% due 02/15/2031 •(g)	1,300,000	1,304
Truist Financial Corp. 5.100% due 03/01/2030 •(g)	3,200,000	3,497

Total Preferred Securities (Cost $13,733)		13,801

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.9%
U.S. TREASURY BILLS 9.9%
0.034% due 05/18/2021 - 09/16/2021 (c)(d)	$77,700	77,695

U.S. TREASURY CASH MANAGEMENT BILLS 2.6%
0.038% due 05/13/2021 (a)(d)(e)	20,200	20,200

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2021 (Unaudited)

MUNICIPAL BONDS & NOTES 0.4%
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2020 10.000% due 07/27/2021	2,500	2,500
Chicago Board of Education, Illinois General Obligation Notes, Series 2021 5.000% due 12/01/2021	400	412

Total Municipal Bonds & Notes (Cost $2,912)		2,912

Total Short-Term Instruments (Cost $100,802)		100,807

Total Investments in Securities (Cost $957,623)		996,265

Total Investments 126.4% (Cost $957,623)		$996,265
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (15.7)%		(124,090)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (3.1)%		(24,614)
Financial Derivative Instruments (i) 0.0%(Cost or Premiums, net $0)		74
Other Assets and Liabilities, net (7.6)%		(59,588)

Net Assets Applicable to Common Shareholders 100.0%		$788,047

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

**	Contingent convertible security.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Security becomes interest bearing at a future date.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2021	248	$(32,473)	$819	$62	$0
U.S. Treasury 30-Year Bond June Futures	06/2021	28	(4,329)	175	12	0

Total Futures Contracts	$994	$74	$0

Cash of $868 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9,654	$1,930	$11,584
Industrials	0	5,655	0	5,655
Municipal Bonds & Notes
Alabama	0	15,206	0	15,206
Arizona	0	14,796	0	14,796
Arkansas	0	2,658	0	2,658
California	0	110,418	0	110,418
Colorado	0	6,680	0	6,680
Connecticut	0	18,767	0	18,767
Delaware	0	4,484	0	4,484
Florida	0	30,718	0	30,718
Georgia	0	20,754	0	20,754
Guam	0	2,618	0	2,618
Illinois	0	103,324	0	103,324
Indiana	0	8,769	0	8,769
Iowa	0	3,870	0	3,870
Kentucky	0	10,042	0	10,042
Louisiana	0	9,147	0	9,147
Maine	0	1,317	0	1,317
Maryland	0	13,912	0	13,912
Massachusetts	0	7,522	0	7,522
Michigan	0	5,794	0	5,794

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2021 (Unaudited)

Minnesota	0	1,065	0	1,065
Missouri	0	14,715	0	14,715
New Hampshire	0	6,341	0	6,341
New Jersey	0	49,179	0	49,179
New York	0	100,589	0	100,589
North Carolina	0	24,382	0	24,382
Ohio	0	34,610	0	34,610
Oklahoma	0	3,089	0	3,089
Oregon	0	14,545	0	14,545
Pennsylvania	0	38,194	0	38,194
Puerto Rico	0	52,730	0	52,730
Rhode Island	0	4,751	0	4,751
South Carolina	0	10,371	0	10,371
Tennessee	0	32,733	0	32,733
Texas	0	27,694	0	27,694
Utah	0	3,515	0	3,515
Virginia	0	4,483	0	4,483
Washington	0	10,989	0	10,989
West Virginia	0	4,661	0	4,661
Wisconsin	0	26,019	0	26,019
Mutual Funds	8,967	0	0	8,967
Preferred Securities
Banking & Finance	0	13,801	0	13,801
Short-Term Instruments
U.S. Treasury Bills	0	77,695	0	77,695
U.S. Treasury Cash Management Bills	0	20,200	0	20,200
Municipal Bonds & Notes	0	2,912	0	2,912

Total Investments	$8,967	$985,368	$1,930	$996,265

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$74	$0	$0	$74

Total Financial Derivative Instruments	$74	$0	$0	$74

Totals	$9,041	$985,368	$1,930	$996,339

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of the Fund, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund or class by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either: (i) advance the time as of which the NAV is calculated and, therefore, the time by which purchase orders must be received to receive that day’s NAV or (ii) accept purchase orders until, and calculate its NAV as of, the normally scheduled NYSE Close. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments. The Fund’s investments in closed-end management investment companies are valued at the market price of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Fund’s Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that

Notes to Financial Statements (Cont.)

the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
US0001M	ICE 1-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund
AGM	Assured Guaranty Municipal	FNMA	Federal National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
AMBAC	American Municipal Bond Assurance Corp.	GNMA	Government National Mortgage Association	SGI	Syncora Guarantee, Inc.
FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
BABs	Build America Bonds	TBA	To-Be-Announced